Earnings Per Share - Schedule of Diluted Earnings Per Share (Detail) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Diluted earnings per share [abstract]
Profit (loss) for the year attributable to Owners of the Parent	€ 1,121	€ 1,808	€ (70)
Dilution effect of stock option plans and convertible bonds	32	43
Less: additional dividends for the savings shares (0.011 per share and up to capacity)	(66)	(66)
Profit loss for calculating diluted earnings per share	1,087	1,785	(70)
Average number of Ordinary and Savings Shares	€ 22,167	€ 22,194	20,916
Diluted earnings per share-Ordinary Shares	€ 0.05	€ 0.08
Plus: additional dividends per savings Share	0.01	0.01
Diluted earnings per share-Savings Shares	€ 0.06	€ 0.09
Diluted Earnings Per Share From continuing Operations
Profit (loss) from continuing operations attributable to owners of the Parent	€ 1,121	€ 1,811	(159)
Dilution effect of stock option plans and convertible bonds	32	43
Less: additional dividends for the Savings Shares	(66)	(66)
Diluted earnings per share from continuing operations	1,087	1,788	(159)
Average number of Ordinary and Savings Shares	€ 22,167	€ 22,194	€ 20,916
Diluted earnings (loss) per share from continuing operations-Ordinary Shares	€ 0.05	€ 0.08	€ (0.01)
Plus: additional dividends per savings Share	0.01	0.01
Diluted earnings (loss) per share from continuing operations-Savings Shares	€ 0.06	€ 0.09	€ (0.01)
Diluted Earnings Per Share From Discontinued operations/Non-current assets held for sale
Profit (loss) from Discontinued operations/Non-current assets held for sale		€ 47	€ 611
Dilution effect of stock option plans and convertible bonds	€ 0	0	0
Average number of Ordinary and Savings Shares	€ 22,167	€ 22,194	€ 20,916
Diluted earnings per share from Discontinued operations/ Non-current assets held for sale-Ordinary Shares			€ 0.03
Diluted earnings per share from Discontinued operations/ Non-current assets held for sale-Savings Shares			€ 0.03
Average number of Ordinary Shares	16,139,681,521	16,166,142,282	14,889,773,009
Average number of Savings Shares	6,027,791,699	6,027,791,699	6,026,677,674
Total	22,167,473,220	22,193,933,981	20,916,450,683